Deferred Revenue (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Deferred Revenue [Abstract]
Recognized deferred revenue	$ 315	$ 40	$ 54,195	$ 6,925